Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 775,752
Fair value	792,401
Amount at which shown in the consolidated balance sheets	792,401
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	734,957
Fair value	751,531
Amount at which shown in the consolidated balance sheets	751,531
Fixed-maturity securities | U.S. government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	48,676
Fair value	49,217
Amount at which shown in the consolidated balance sheets	49,217
Fixed-maturity securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,546
Fair value	10,644
Amount at which shown in the consolidated balance sheets	10,644
Fixed-maturity securities | Corporate Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	491,518
Fair value	509,279
Amount at which shown in the consolidated balance sheets	509,279
Fixed-maturity securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	184,217
Fair value	182,391
Amount at which shown in the consolidated balance sheets	182,391
Equity Securities | Trading Securities Equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	7,464
Fair value	7,539
Amount at which shown in the consolidated balance sheets	7,539
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	33,331
Fair value	33,331
Amount at which shown in the consolidated balance sheets	33,331
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	338
Fair value	338
Amount at which shown in the consolidated balance sheets	338
Other Investments | Net Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	32,993
Fair value	32,993
Amount at which shown in the consolidated balance sheets	$ 32,993